Royalty bond (Tables)	12 Months Ended
Dec. 31, 2018
Royalty bond
Schedule of changes in the Group's liabilities arising from financing activities regarding the royalty bond

DKK thousand
January 1, 2018	135,734
Financing cash flows (repayment)	(158,311)
Amortization of financing costs	18,347
Exchange rate adjustments	4,230
December 31, 2018	0
January 1, 2017	332,243
Financing cash flows (repayment)	(176,360)
Amortization of financing costs	5,748
Exchange rate adjustments	(25,897)
December 31, 2017	135,734